Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

5.            Goodwill and Other Intangible Assets

Changes in goodwill and intangible asset balances for the six months ended June  30, 2013, consisted of the following (in thousands):

		Intangible
	Goodwill	assets
Balance December 31, 2012	$ 6,892	$ 5,329
Additions due to acquisitions	1,068	-
Amortization	-	(142)
Foreign currency translation	(74)	(70)
Balance as of June 30, 2013	$ 7,886	$ 5,117

The components of intangible assets as of June  30, 2013 are summarized below (in thousands):

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$ 2,962	$ (745)	$ (70)	$ 2,147
Non-compete agreement	95	(78)	(1)	16
Trademarks	2,049	-	(21)	2,028
Technology-related industry accreditations	950	-	(24)	926
Total intangible assets	$ 6,056	$ (823)	$ (116)	$ 5,117

8.	Goodwill and Other Intangible Assets

Changes in goodwill and intangible asset balances for the years ended December 31, 2012 and 2011 consisted of the following (in thousands):

		Intangible
	Goodwill	assets
Balance December 31, 2010	$5,534	$4,436
Additions due to acquisitions	1,400	1,476
Amortization	-	(252)
Foreign currency translation	(72)	(75)
Balance as of December 31, 2011	6,862	5,585
Additions due to acquisitions	-	-
Amortization	-	(285)
Foreign currency translation	30	29
Balance as of December 31, 2012	$6,892	$5,329

The components of intangible assets at December 31, 2012 are summarized below (in thousands):

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(617)	$(28)	$2,317
Non-compete agreement	95	(64)	(1)	30
Trademarks	2,049	-	(8)	2,041
Technology-related industry accreditations	950	-	(9)	941
Total intangible assets	$6,056	$(681)	$(46)	$5,329

Future scheduled annual amortization expense for finite life intangible assets is as follows (in thousands):

Years Ending December 31,	Total
2013	$284
2014	265
2015	265
2016	264
2017	262
Thereafter	1,007
$2,347

F-16